8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Details) - Finder's warrants - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Outstanding	0	400,924	400,924
Granted	249,637	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0	(400,924)	0
Outstanding	249,637	0	400,924
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0	$ 0.65	$ 0.65
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	0.18	0	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	0	0	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	0	0.65	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	0.18	$ 0	0.65
Expiry Date, June 21, 2025
Exercise price	$ 0.16
Outstanding	0
Granted	105,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	105,000	0
Expiry Date, June 28, 2025
Exercise price	$ 0.16
Outstanding	0
Granted	10,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	10,500	0
Expiry Date, July 18, 2025
Exercise price	$ 0.16
Outstanding	0
Granted	10,937
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	10,937	0
Expiry Date, October 19, 2026
Exercise price	$ 0.2
Outstanding	0
Granted	79,450
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	79,450	0
Expiry Date, December 28, 2026
Exercise price	$ 0.2
Outstanding	0
Granted	43,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	43,750	0
Expiry Date, October 9, 2022
Exercise price		$ 0.675	$ 0.675
Outstanding	0	267,807	267,807
Granted		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(267,807)	0
Outstanding		0	267,807
Expiry Date, June 14, 2023
Exercise price		$ 0.6	$ 0.6
Outstanding	0	133,117	133,117
Granted		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(133,117)	0
Outstanding		0	133,117